UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               4/30/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           97

Form 13F Information Table Value Total:  $   120,934
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     3299    43170 SH       SOLE                                      43170
ABBOTT LABS COM                COM              002824100      279     5000 SH       SOLE                                       5000
AIR PRODUCTS & CHEMS INC       COM              009158106      237     3200 SH       SOLE                                       3200
ALBERTA STAR DEV CORP COM ISIN COM              013060108       22    11650 SH       SOLE                                      11650
AMDOCS LTD SHS ISIN#GB00225690 COM              G02602103     2036    55800 SH       SOLE                                      55800
AMERICAN SUPERCONDUC TOR CORP  COM              030111108      461    34200 SH       SOLE                                      34200
AMGEN INC                      COM              031162100     3641    65150 SH       SOLE                                      65150
BARRICK GOLD CORP COM ISIN#CA0 COM              067901108     1398    48984 SH       SOLE                                      48984
BHP BILLITON LTD SPONSORED ADR COM              088606108     3054    63025 SH       SOLE                                      63025
CAMECO CORP COM ISIN#CA13321L1 COM              13321L108      695    16950 SH       SOLE                                      16950
CAPITAL GOLD CORP COM          COM              14018Y106      127   282125 SH       SOLE                                     282125
CATERPILLAR INC                COM              149123101     2001    29855 SH       SOLE                                      29855
CEDAR FAIR, L.P.DEP UNIT       COM              150185106     2015    70560 SH       SOLE                                      70560
CHESAPEAKE ENERGY CORP         COM              165167107      380    12300 SH       SOLE                                      12300
CHEVRON CORP COM               COM              166764100     2500    33798 SH       SOLE                                      33798
CIMAREX ENERGY CO COM          COM              171798101      400    10800 SH       SOLE                                      10800
CISCO SYSTEMS INC              COM              17275R102     2090    81850 SH       SOLE                                      81850
CITIGROUP INC COM              COM              172967101     2809    54710 SH       SOLE                                      54710
COEUR D ALENE MINES CORP IDAHO COM              192108108      194    47200 SH       SOLE                                      47200
COLDWATER CREEK INC COM        COM              193068103      355    17500 SH       SOLE                                      17500
CONOCOPHILLIPS COM             COM              20825C104      557     8150 SH       SOLE                                       8150
CRESCENT REAL ESTATE EQUITIES  COM              225756105     2045   101950 SH       SOLE                                     101950
DEVON ENERGY CORP NEW COM      COM              25179M103      650     9386 SH       SOLE                                       9386
DOMINION RES INC VA COM        COM              25746U109      672     7569 SH       SOLE                                       7569
DUKE ENERGY CORP NEW COM       COM              26441C105     1122    55300 SH       SOLE                                      55300
EBAY INC COM                   COM              278642103     2631    79360 SH       SOLE                                      79360
ENERGY PARTNERS LTD COM        COM              29270U105      314    17300 SH       SOLE                                      17300
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2478    77910 SH       SOLE                                      77910
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     4049    53661 SH       SOLE                                      53661
FPL GROUP INC                  COM              302571104      281     4598 SH       SOLE                                       4598
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     3209    48485 SH       SOLE                                      48485
FUELCELL ENERGY INC COM        COM              35952H106      219    27900 SH       SOLE                                      27900
GENERAL ELECTRIC CO COM        COM              369604103     4851   137203 SH       SOLE                                     137203
GENERAL MILLS INC COM          COM              370334104     2469    42400 SH       SOLE                                      42400
GLOBAL INDUSTRIES LTD          COM              379336100     3105   169750 SH       SOLE                                     169750
HALLIBURTON CO COM             COM              406216101      618    19475 SH       SOLE                                      19475
ISHARES DOW JONES U S CONSUMER COM              464287812      368     6105 SH       SOLE                                       6105
JOHNSON & JOHNSON COM          COM              478160104     3005    49863 SH       SOLE                                      49863
JP MORGAN CHASE & CO COM ISIN# COM              46625H100     2274    47001 SH       SOLE                                      47001
K SEA TRASN PARTNERS L P COM   COM              48268Y101      298     7440 SH       SOLE                                       7440
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2813    53399 SH       SOLE                                      53399
KINROSS GOLD CORP COM NO PAR I COM              496902404     2795   202260 SH       SOLE                                     202260
LEVCOR INTL INC COM            COM              52729D102      289   721668 SH       SOLE                                     721668
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      667    14250 SH       SOLE                                      14250
MICROSOFT CORP COM             COM              594918104     2369    84991 SH       SOLE                                      84991
NASDAQ 100 TR UNIT SER 1 N/C E COM              631100104      330     7575 SH       SOLE                                       7575
NATIONAL OILWELL VARCO INC     COM              637071101      883    11350 SH       SOLE                                      11350
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2996    44580 SH       SOLE                                      44580
NOKIA CORP SPONSORED ADR       COM              654902204     2826   123300 SH       SOLE                                     123300
OCEANEERING INTL INC           COM              675232102     1318    31300 SH       SOLE                                      31300
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      630     4320 SH       SOLE                                       4320
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1682    24915 SH       SOLE                                      24915
PEPSICO INC                    COM              713448108      245     3850 SH       SOLE                                       3850
PFIZER INC COM                 COM              717081103      588    23267 SH       SOLE                                      23267
PITNEY BOWES INC               COM              724479100      260     5721 SH       SOLE                                       5721
PRECISION DRILLING TR TR UNIT  COM              740215108     3599   157425 SH       SOLE                                     157425
PRIDE INTL INC DEL COM         COM              74153Q102     2883    95775 SH       SOLE                                      95775
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109     1915    30323 SH       SOLE                                      30323
RED REEF LABORATORIES INTL INC COM              75686N201        3   180000 SH       SOLE                                     180000
ROWAN COS INC                  COM              779382100      581    17900 SH       SOLE                                      17900
RSTK LEVCOR INTL INC           COM              52729D953        0   411686 SH       SOLE                                     411686
SANTOY RES LTD NEW COM ISIN#CA COM              803023100       13    10100 SH       SOLE                                      10100
SATCON TECHNOLOGY CORP         COM              803893106       90    70000 SH       SOLE                                      70000
SCANA CORP NEW                 COM              80589M102      907    21000 SH       SOLE                                      21000
SCHERING PLOUGH CORP COM       COM              806605101      255    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD COM ISIN#AN80 COM              806857108     1203    17410 SH       SOLE                                      17410
SECTOR SPDR TR SHS BEN INT IND COM              81369Y704      413    11625 SH       SOLE                                      11625
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      616    18295 SH       SOLE                                      18295
SMITH INTL INC (DE)            COM              832110100      954    19850 SH       SOLE                                      19850
SONIC FDRY INC COM             COM              83545R108       62    15400 SH       SOLE                                      15400
SPDR S&P METALS & MNG ETF      COM              86330E646      478     8350 SH       SOLE                                       8350
TEEKAY SHIPPING CORP SHS       COM              Y8564W103      243     4500 SH       SOLE                                       4500
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      422    11180 SH       SOLE                                      11180
TMM INC COM                    COM              87258Q108       13   750000 SH       SOLE                                     750000
UNITEDHEALTH GROUP INC COM     COM              91324P102     2152    40620 SH       SOLE                                      40620
VALERO ENERGY CORPORATION      COM              91913Y100      479     7425 SH       SOLE                                       7425
VERIZON COMMUNICATIONS COM     COM              92343V104     3033    79981 SH       SOLE                                      79981
WALGREEN CO                    COM              931422109     2730    59480 SH       SOLE                                      59480
WATAIRE INTL INC COM           COM              941092108        9    15000 SH       SOLE                                      15000
WEATHERFORD INTL LTD BERMUDA C COM              G95089101     3127    69325 SH       SOLE                                      69325
WESTERN METALS LTD SHS         COM              Q96577103        6    27000 SH       SOLE                                      27000
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
ZOLTEK COMPANIES INC           COM              98975W104      405    11600 SH       SOLE                                      11600
ING GROEP N V PERPETUAL DEBT S PFD              456837400     1019    40350 SH       SOLE                                      40350
CHESAPEAKE ENERGY CORP CORP 6. CP               165167818      266     1015 SH       SOLE                                       1015
ENTERGY CORP NEW EQUITY UNIT   CP               29364G202     2676    41175 SH       SOLE                                      41175
LEHMAN BROTHERS HLDGS INC PREM CP               524908563      913    33315 SH       SOLE                                      33315
SCHERING PLOUGH CORP MANDATORY CP               806605606     2008    34125 SH       SOLE                                      34125
SIX FLAGS INC PFD INCOME EQUIT CP               83001P505      919    39175 SH       SOLE                                      39175
XL CAPITAL LTD EQUITY SEC UNIT CP               G98255402     1774    75500 SH       SOLE                                      75500
FIRST EAGLE OVERSEAS FUND CLAS MF               32008F101      204 7792.3800SH       SOLE                                  7792.3800
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      177 15055.1360SH      SOLE                                 15055.1360
NUVEEN NEW YORK INVESTMENT QUA MF               67062X101      176 12372.0000SH      SOLE                                 12372.0000
NUVEEN NEW YORK MUNICIPAL VALU MF               67062M105       97 10000.0000SH      SOLE                                 10000.0000
ROCHESTER LIMITED TERM NEW YOR MF               771740404      215 63565.7510SH      SOLE                                 63565.7510